Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer ("PEO") and our other named executive officers ("Other NEOs"), as presented in the Summary Compensation Table ("SCT") on page 18, (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, or the Compensation Actually Paid ("CAP") amounts, (iii) certain financial performance measures, and (iv) the relationship of the CAP amounts to those financial performance measures. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect the value actually realized by the named executive officers or how our compensation committee evaluates compensation decisions in light of company or individual performance.

Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (1)(2)	Average summary compensation table total for non-PEO named executive officers (1)	Average compensation actually paid to non-PEO named executive officers (1)(2)	Value of initial fixed $100 investment based on total shareholder return	Net income (loss)
2024	$7,684,366	$5,816,972	$3,844,287	$1,954,392	$115.45	$(167,575)
2023	$4,008,206	$(3,061,531)	$2,313,001	$1,942,769	$96.59	$(155,101)

(1)
For 2024, our PEO was Nadim Ahmed and our Other NEOs were Mary Kay Fenton, Jeffrey Jones, M.D. and Jeffrey Trigilio. For 2023, our PEO was Nadim Ahmed and our Other NEOs were Jeffrey Jones, M.D. and Jeffrey Trigilio.
(2)
The following table describes the adjustments, each of which is prescribed by Item 402(v) of Regulation S-K, to calculate the CAP amounts from the SCT amounts. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned or received by or paid to our named executive officers during the applicable years but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2024		2023
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$7,684,366	$3,844,287	$4,008,206	$2,313,001
(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(6,510,560)	(3,136,645)	(2,847,690)	(1,461,534)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	3,733,386	882,586	2,013,180	1,001,049
Add (Subtract): Year-over-year change in fair value (from the end of the prior fiscal year) at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,140,637)	75,253	(6,032,765)	(87,092)
Add: Fair value as of the vesting date for awards that are granted and vest in the same year	710,120	205,934	521,952	262,824
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	2,340,297	312,302	(724,414)	(85,479)
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	(229,325)	—	—
CAP Amounts (as calculated)	$5,816,972	$1,954,392	$(3,061,531)	$1,942,769

* Amounts presented are averages for the entire group of Other NEOs in each respective year.

Named Executive Officers, Footnote
(1)
For 2024, our PEO was Nadim Ahmed and our Other NEOs were Mary Kay Fenton, Jeffrey Jones, M.D. and Jeffrey Trigilio. For 2023, our PEO was Nadim Ahmed and our Other NEOs were Jeffrey Jones, M.D. and Jeffrey Trigilio.

PEO Total Compensation Amount	$ 7,684,366	$ 4,008,206
PEO Actually Paid Compensation Amount	$ 5,816,972	(3,061,531)
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by Item 402(v) of Regulation S-K, to calculate the CAP amounts from the SCT amounts. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned or received by or paid to our named executive officers during the applicable years but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2024		2023
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$7,684,366	$3,844,287	$4,008,206	$2,313,001
(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(6,510,560)	(3,136,645)	(2,847,690)	(1,461,534)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	3,733,386	882,586	2,013,180	1,001,049
Add (Subtract): Year-over-year change in fair value (from the end of the prior fiscal year) at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,140,637)	75,253	(6,032,765)	(87,092)
Add: Fair value as of the vesting date for awards that are granted and vest in the same year	710,120	205,934	521,952	262,824
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	2,340,297	312,302	(724,414)	(85,479)
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	(229,325)	—	—
CAP Amounts (as calculated)	$5,816,972	$1,954,392	$(3,061,531)	$1,942,769

* Amounts presented are averages for the entire group of Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 3,844,287	2,313,001
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,954,392	1,942,769
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

As reflected in the table, our total shareholder return ("TSR") for 2024 increased while our TSR for 2023 declined. The CAP to our PEO and the CAP to our Other NEOs both increased in 2024.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Because we are not a commercial-stage company, we did not have any revenue during the periods presented. Consequently, our Company has not historically looked to net income (loss) as a performance measure for our executive compensation program.

Our net loss in 2024 was approximately $167.6 million, an increase of approximately $12.5 million, or 8.0%, from 2023. The CAP to our PEO was approximately $5.8 million for 2024, an increase of approximately $8.9 million, or 290.0%, from 2023. The average CAP to our Other NEOs was approximately $1.9 million for both 2024 and 2023.

Total Shareholder Return Amount	$ 115.45	96.59
Net Income (Loss)	$ (167,575)	$ (155,101)
PEO Name	Nadim Ahmed	Nadim Ahmed
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,510,560)	$ (2,847,690)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,733,386	2,013,180
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,140,637)	(6,032,765)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	710,120	521,952
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,340,297	(724,414)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,136,645)	(1,461,534)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	882,586	1,001,049
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,253	(87,092)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,934	262,824
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,302	(85,479)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (229,325)	$ 0